TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS	12 Months Ended
Dec. 31, 2019
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

NOTE 19 — TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

The Company and its subsidiaries are party in judicial and administrative proceedings involving labor, civil and tax matters. Based on the opinion of its legal advisors, Management believes that the provisions recorded for these judicial and administrative proceedings is sufficient to cover probable and reasonably estimable losses from unfavorable court decisions and that the final decisions will not have significant effects on the financial position, operational results and liquidity of the Company and its subsidiaries.

For claims whose expected loss is considered probable, the provisions have been recorded considering the judgment of the Management of the Company with the assistance of its legal advisors and the provisions are considered sufficient to cover expected probable losses. The balances of provisions are as follows:

I) Provisions

	2019	2018
a) Tax provisions	396,821	268,009
b) Labor provisions	357,130	449,350
c) Civil provisions	55,348	52,946
	809,299	770,305

a) Tax Provisions

Tax provisions refer substantially to the discussions regarding the offsetting of PIS and COFINS credits and the incidence of PIS and COFINS on other revenues.

b) Labor Provisions

The Company is party to a group of individual and collective labor and/or administrative lawsuits involving various labor amounts and the provision arises from unfavorable decisions and/or the probability of loss in the ordinary course of proceedings with the expectation of outflow of financial resources by the Company.

c) Civil Provisions

The Company is party to a group of civil, arbitration and/or administrative lawsuits involving various claims and the provision arises from unfavorable decisions and/or probable losses in the ordinary course of proceedings with the expectation of outflow of financial resources for the Company.

The changes in the tax, labor and civil provisions are shown below:

	2019	2018	2017
Balance at the beginning of the year	770,305	827,883	2,239,226
(+) Additions	249,868	177,684	527,543
(+) Monetary correction	70,788	85,626	77,257
(-) Reversal of contingent liabilities	—	—	(929,711)
(-) Reversal of monetary update of contingent liabilities	—	—	(369,819)
(-) Reversal of accrued amounts	(282,239)	(319,719)	(715,081)
(+) Foreign exchange effect on provisions in foreign currency	577	(1,169)	(201)
(-) Loss of control of subsidiary	—	—	(1,331)
Balance at the end of the year	809,299	770,305	827,883

II) Contingent liabilities for which provisions were not recorded

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have the probability of loss considered as possible (but not likely) and due to this classification, accruals have not been made in accordance with IFRS.

a) Tax contingencies

a.1) The Company and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. have lawsuits related to the ICMS (state VAT) which are mostly related to credit rights and rate differences, whose demands totaled R$ 631,940.

a.2) The Company and certain of its subsidiaries in Brazil are parties to claims related to: (i) Imposto sobre Produtos Industrializados - IPI, substantially related to IPI credit on inputs, whose demands total the updated amount of R$ 336,134; (ii) PIS and COFINS, substantially related to disallowance of credits on inputs totaling R$ 1,010,863, (iii) social security contributions in the total of R$ 95,436 and (iv) other taxes , whose updated total amount is currently R$ 614,609.

a.3) The Company and its subsidiary Gerdau Aços Longos SA are parties to three administrative proceedings related to Withholding Income Tax, levied on interest remitted abroad, linked to export financing formalized through "Prepayment of Exports Agreements "(PPE) or” Advance Export Receipt "(RAE), in the updated amount of R$ 754,215, of which: (i) R$ 128,495 corresponds to a lawsuit of the subsidiary Gerdau Aços Longos, which had its Voluntary Appeal judged at the first instance of the Administrative Tax Appeals Council (CARF), which was dismissed by the quality vote, and Special Appeal was filed on May 17, 2019, which is pending of judgment by the Superior Chamber of Tax Appeals (CSRF); (ii) R$ 136,053 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos, whose Voluntary Appeal was dismissed in the first instance of CARF on November 5, 2019, which was dismissed, and a motion for clarification was filed on December 27, 2019, which is pending of judgment; (iii) R$ 138,291, corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, which was partially dismissed by the Federal Revenue Judgment Office (DRJ) and filed a Voluntary Appeal on June 3, 2019, which is pending of judgment in the first instance of CARF; (iv) R$ 156,788 corresponds to a lawsuit of the Company dismissed by the first instance of the Administrative Tax Appeals Council (CARF) on November 5, 2019, which was dismissed by a majority of votes, and awaits notice of the decision for the appropriate appeals; and (v) R$ 194,588 corresponds to a lawsuit of the Company, whose impugnation was dismissed by the Federal Revenue Judgment Office (DRJ) and filed a Voluntary Appeal at first instance of CARF, on June 17, 2019, which is currently pending of judgment

a.4) The Company is party to administrative proceedings related to goodwill amortization pursuant to articles 7 and 8 of Law 9,532/97, from the basis of calculation of Corporate Income Tax (IRPJ) and Social Contribution on net income (CSLL), resulting from a corporate restructuring started in 2010. The updated total amount of the assessments is R$ 431,718, of which: (i) R$ 23,800 corresponds to a lawsuit in which the Company was challenged by the Federal Revenue resulting in a judgment that completely annulled the tax assessment, but, in a judgment made by the Administrative Council of Tax Appeals (CARF) on January 23, 2019, the legal appeal was granted in favor of the National Treasury, by judgment in which, on June 21, 2019, the Company filed a motion for clarification, which are pending of judgment. (ii) R$ 196,730 corresponds to a lawsuit in which the Company impugnation was rejected by the Federal Revenue Judgment Office (DRJ) and filed a Voluntary Appeal with the Administrative Tax Appeals Council (CARF), which is pending of judgment; and (iii) R$ 68,993 correspond to a lawsuit in which the Company impugnation was rejected and filed a Voluntary Appeal with the Administrative Council of Tax Appeals (CARF), which is pending of judgment; (iv) R$ 142,194 corresponds to a new Notice of Infraction received by the Company on December 2, 2019, against which it presented a challenge on December 27, 2019, currently pending of judgment.

a.5) The Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiary Gerdau Internacional Empreendimentos Ltda. are parties to administrative and judicial proceedings relating to IRPJ — Corporate Income Tax and CSLL — Social Contribution Tax, in the current amount of R$ 1,236,144. Such proceedings relate to profits earned abroad, of which (i) R$ 1,053,855 correspond to two lawsuits of the subsidiary Gerdau Internacional Empreendimentos Ltda., of which (i.a) R$ 1,018,448 corresponds to a Tax Foreclosure against which the Company filed an Embargo to Enforcement that was partially dismissed, through a sentence handed down on July 15, 2019, which was the subject of an Appeal filed by the Company, currently, pending of judgment by the Federal Regional Court of the 4th Region; and (i.b) R$ 35,407 correspond to a process partially provided by the Superior Chamber of Tax Appeals of CARF (CSRF), in a decision published on May 25, 2017 and already final and unappealable; the matters not previously analyzed by the first instance of the Administrative Council for Tax Appeals (CARF), as determined by the decision of the CSRF, were judged on October 16, 2019, by a partially favorable decision, against which the company is awaiting a statement from the National Treasury, for final determination of the remaining debt; and (ii) R$ 182,289 correspond to a lawsuit of the Company (as successor of Gerdau Aços Especiais S.A.), that its Special Appeal was judged by the Superior Chamber of Tax Appeals (CSRF), on December 4, 2019, which was dismissed; currently, the subsidiary is awaiting notice of the decision to take the appropriate measures for the judicial discussion.

a.6) The Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. are parties to administrative proceedings relating to the disallowance of goodwill amortization generated in accordance with Article 7 and 8 of Law 9,532/97 — as a result of a corporate restructuring carried out in 2004/2005 — from the tax base of the Corporate Income tax - IRPJ and Social Contribution on Net Income - CSLL. The total updated amount of the proceedings is R$ 7,780,131, of which (i) R$ 5,282,017 correspond to four proceedings involving the Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., for which administrative discussions already ended and are currently in the judicial collection stage; and the Companies obtained injunctive relief to permit it to offer a judicial collateral using an insurance bond, for judicial discussions on motions to stay execution in the respective proceedings, and in the motions to stay to Execution filed by the Company (as successor of Gerdau Aços Especiais S.A.), on May 17, 2018, a judgment was rendered dismissing the fiscal launch, in the face of which the National Treasury filed an appeal, which is pending of judgment in the Federal Regional Court of the 4th Region; and, in the Motion to Execution filed by the subsidiary Gerdau Aços Longos S.A. (as successor of Gerdau Comercial de Aços S.A.) on October 3, 2019, a judgment was rendered dismissing the tax assessment, and the deadline for filing appeals by the National Treasury is in progress; (ii) R$ 311,885 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., in which part of the debt whose administrative discussion has already been concluded is under judicial discussion, on motions to stay Execution filed on July 8, 2019, currently pending of judgment; (iii) R$ 289,372 corresponds to a lawsuit filed by subsidiary Gerdau Aços Longos S.A., in which part of the debt whose administrative discussion has already been concluded is under judicial discussion on motions to stay Execution filed on August 14, 2019, currently pending of judgment; (iv) R$ 4,219 corresponds to a lawsuit of the of subsidiary Gerdau Aços Longos S.A., which is awaiting judgment of its Special Appeal filed with the CSRF, which has been partially followed up; (v) R$ 66,619 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., whose Special Appeal filed against CSRF was dismissed on December 5, 2019; currently, the subsidiary is awaiting notice of the decision to take the appropriate measures for the judicial discussion; (vi) R$ 132,928 corresponds to a lawsuit of the Company (as successor of Gerdau Aços Especiais S.A.), which its Special Appeal was partially known and is pending judgment; (vii) R$ 567,904 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., which had its Voluntary Appeal partially known, by decision issued by CARF on September 18, 2018 and notified to the company on April 15, 2019. This decision was subject of a Special Appeal by the National Treasury and a Special Appeal filed by the Company on April 29, 2019, both currently pending of judgment; (viii) R$ 104,913 correspond to a lawsuit filed by the Company (as successor of Gerdau Aços Especiais S.A.), which had its Voluntary Appeal judged by the first instance of CARF on December 10, 2019, which was dismissed; currently, the Company is awaiting notice of the decision to oppose the applicable resources; (ix) R$ 545,606 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, which was dismissed, by decision of which it became aware on November 27, 2018 and in which it filed a Voluntary Appeal at CARF's first instance, currently pending of judgment; and (x) R$ 474,667 correspond to a lawsuit filed by subsidiary Gerdau Aços Longos S.A., whose tax assessment was received on September 11, 2019 and against which an appeal was filed on October 10, 2019, currently pending of judgment by the Federal Revenue Judgment Office (DRJ).

The Company’s tax advisors confirm that the procedures adopted by the Company regarding the tax treatment of profits earned abroad and the goodwill amortization, which led to the aforementioned lawsuits, have complied with the strict legality and, therefore, these lawsuits are classified as possible loss (but not likely).

Brazilian federal authorities and the judiciary branch are investigating certain issues relating to CARF proceedings, as well as specific political contributions made by the Company, with the purpose of determining whether the Company engaged in any illegal conduct.  The Company previously disclosed that, in addition to its interactions with Brazilian authorities, the Company was providing information requested by the U.S. Securities and Exchange Commission (“SEC”).  The Company has since been informed by the SEC’s staff that it has closed its inquiry and therefore is not seeking any further information from the Company regarding these matters. The Company believes it is not possible at this time to predict the term or outcome of the proceedings in Brazil, and that there currently is not enough information to determine whether a provision for losses is required or any additional disclosures.

b) Civil contingencies

b.1) A lawsuit arising from the request by two civil construction unions in the state of São Paulo alleging that Gerdau S.A. and other long steel producers in Brazil share customers, thus, violating the antitrust legislation. After investigations carried out by the Economic Law Department (SDE – Secretaria de Direito Econômico), the final opinion was that a cartel exists. The lawsuit was therefore forwarded to the Administrative Council for Economic Defense (CADE) for judgment, which resulted in a fine to the Company and other long steel producers, on September 23, 2005, an amount equivalent to 7% of gross revenues in the year before the Administrative Proceeding was commenced, excluding taxes (fine of R$ 245,070, updated by the judicial accountant on August 1, 2013 to R$ 417,820).

Two lawsuits challenge the investigation conducted by the Competition Defense System and its merits judgment, whose grounds are procedural irregularities, especially the production of evidence, based on an economic study, to prove the inexistence of a cartel. The Court, upon offer of bank guarantee letter, granted the suspension of the effects of CADE’s decision. Both actions were dismissed, and their respective appeals were also rejected by the Federal Regional Court of the 1st Region. Against both decisions, appeals were lodged with the Superior Court of Justice and the Federal Supreme Court, after admissibility judgment, the appeal to the Superior Court of Justice was admitted and well as substitution of the guarantee offered by insurance guarantee in a decision of October 8, 2019.

Regardless of the result of its resources, the Company will continue to seek all legal remedies to defend its rights.

The Company denies having been engaged in any type of anti-competitive conduct and believes based on information available, including the opinion of its legal counsel, that it is possible that the decision will be reverted.

b.2) The Company and its subsidiaries are parties to other demands of a civil nature that collectively have a discussion amount of approximately R$ 276,205. For these demands, no accounting provision was recorded, since they were considered as possible losses, based on the opinion of its legal counsel.

c) Labor Contingencies

The Company and its subsidiaries are parties to other labor claims that together have an amount of approximately R$ 184,067. For these claims, no accounting provision was made, since these were considered as possible losses, based on the opinion of its legal counsel.

d) Administrative proceeding – Brazilian Securities Commission (CVM)

On July 14, 2015, the Company acquired non-controlling interests in the following companies: Gerdau Aços Longos S.A. (4.77%), Gerdau Açominas S.A. (3.50%), Gerdau Aços Especiais S.A. (2.39%) and Gerdau América Latina Participações S.A. (4.90%), having as counterparties Itaú Unibanco S.A. and ArcelorMittal Netherlands BV. This transaction was approved by the Board of Directors of Gerdau S.A. by unanimous vote of the directors on July 13, 2015, based on the market opportunity and the analysis that the prices were appropriate considering: economic evaluations conducted by independent report, the financial instruments used, the payment terms, capturing value through a more concentrated cash flow and long-term vision for the Company. The Company, in compliance with CVM requests for the clarification on the acquisition, disclosed that the decision to its acquisition had exclusively business purpose and was duly considered and unanimously approved by the Board of Directors. The terms and conditions for the acquisition considered long-term market prospects. On October 21, 2016, Metalúrgica Gerdau S.A. and certain directors and former directors of Gerdau S.A. filed a defense for the administrative proceeding brought by CVM on the acquisition of non-controlling interests in the subsidiaries, in the sense that the operation was businesslike justified, as above stated. On December 3, 2019, the aforementioned administrative proceeding was judged by the CVM, with all defendants being acquitted, with the exception of a director and a former director of Gerdau, who were sentenced to pay fines for alleged failure to disclose to the market related to the transaction. There is a possibility of appeals to the Appeals Council of the National Financial System by this director and the former director.

III) Judicial deposits

The Company has judicial deposits related to tax, labor and civil lawsuits as listed below:

	2019	2018
Tax	1,837,967	1,963,859
Labor	113,379	126,620
Civil	40,369	44,935
	1,991,715	2,135,414

The balance of judicial deposits as of December 31, 2019, in the amount of R$ 1,650,976, corresponds to judicial deposits made up to June 2017, referring to the same discussion on the inclusion of the ICMS in the tax base of PIS and COFINS, that awaits termination of the relevant lawsuits before the Brazilian courts in order to be returned to the Company.

The Company and its subsidiaries made judicial deposits and accounting provisions, which in turn were updated in accordance with the SELIC rate, which were referred to the unpaid amounts of PIS and COFINS since 2009, because the collection of which was fully suspended, due to the mentioned judicial deposits.

On March 15, 2017, the Brazilian Federal Supreme Court (STF - Supremo Tribunal Federal) ruled on a claim related to this matter, and by 6 votes to 4, concluded: "The ICMS does not comprise the tax base for PIS and COFINS assessment purposes". The STF decision, in principle, affects all of the judicial proceedings in progress, due to its general repercussion. However, after the publication of the decision on October 2, 2017, the Attorney of the National Treasury filed an appeal, claiming that the decision of the Supreme Court was silent on certain points, and requested a modulation of the decision effects, which may limit its effects to the taxpayers.

A provision is recognized only when "it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation", among other requirements. On March 31, 2017 the Company, based on (i) the conclusion of this judgment by the STF in Extraordinary Appeal No. 574,706/RG with general repercussion, which ruled that the inclusion of the ICMS in the PIS and COFINS calculation tax base was unconstitutional, and (ii) the International Financial Reporting Standards (IFRS), reversed the aforementioned accounting provision, through the recognition of R$ 929,711 in the line Reversal of provision for tax liabilities, net (Operational result) and R$ 369,819 in the line Reversal of interest on provision for tax liabilities, net (Financial Result), in its consolidated statements of income. The Company's decision is supported by the position of its legal advisors who, when reassessing the likelihood of loss in the ongoing lawsuits related to the matter, concluded that the probability of loss, as to the merits of these lawsuits, became remote as of the date of the enactment of this decision.

The Company emphasizes, however, that in view of the possibility that the STF may understand that the modulation mechanism necessarily applies to its decision, and that the application of such a mechanism could limit the effects of the same, a revaluation of the risk of loss associated with the aforementioned lawsuits may be required. Accordingly, depending on the terms of the modulation, as defined by the STF, such revaluation may result in the need to record new provisions in connection with this matter in the future.

Finally, the Company informs that two of the aforementioned lawsuits were claim preclusion and concluded in benefit for the Company. The first of these became final on July 19, 2019, assuring to the Company: i) the right to recover undue payments before the proposed action, in the amount of R$ 122 million, and ii) the right to withdraw the judicial deposits made during the course of this action, which was made on September 16, 2019, in the amount of R$ 179 million. The second became final on December 18, 2019, assuring to the Company: i) the right to recover undue payments made before the filing of the lawsuit, as well as during its processing, in the amount of R$ 280 million, and ii) the right to withdraw judicial deposits made during the course of this action in the amount of R$ 187 million. The right to recover undue payments was recognized in the line Other operating income in the Statement of Income.

IV) Contingent Asset - Eletrobrás Compulsory Loan — Centrais Elétricas Brasileiras S.A. (Eletrobrás)

The Compulsory Loan, instituted by the Brazilian government in order to expand and improve the energy sector of the country was charged and collected from industrial consumers with monthly consumption equal or greater than to 2000kwh through the “electricity bills” issued by the electric power distribution companies, was converted into credits to the taxpayers based on the annual value of these contributions made between 1977 and 1993. The legislation sets a maximum 20 years period to return the compulsory loan to the taxpayers, providing Eletrobrás the possibility of anticipating this return through the conversion of those loans in shares of its own issuance. Prior to the conversion of the credits into shares, those credits were monetary corrected through an indexer and quantifier, called Standard Unit (SU). However, the compulsory loan was charged to the companies in their monthly electricity bills, consolidated during the year, and only indexed by the SU in January of the following year, resulting in a lack of monthly monetary correction during the years of collection, as well as interest. This procedure imputed to taxpayers’ considerable financial losses, particularly during the periods when the monthly inflation rates stood at high levels.

In order to claim the appropriate interest and monetary correction subtracted by the methodology applied by Eletrobrás, the Company (understood to be legally entities existing at the time and that later became part of Gerdau S.A.) filed lawsuits claiming credits resulting from differences on the monetary correction of principal, interest, default interest and other accessory amounts owed by Eletrobrás due to the compulsory loans, totaling approximately R$ 1,260 million. Recently, particularly in 2015, cases involving representative amounts were definitively judged by the Superior Court of Justice - STJ favorable to the Company so that no further appeals against such decisions apply (“final judgment”). For claims with a final judgment, it yet remains the enforcement of ruling (or execution phase) where the actual amounts to be settled will finally be calculated.

Obtaining favorable decisions represented by the final judgment mentioned above, suggests that an inflow of economic benefits may occur in the future. However, there are still substantial uncertainties on the timing, the way and the amount to be realized so that it is not yet practicable to reasonably determine that the realization of the gain arising from these decisions has reached a level of virtually certain and that the Company has control over such assets, which implies that such gains are not recorded until such conditions are demonstrably present.